Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Details
Registrant Name	Avricore Health Inc.
Registrant CIK	0001355736
SEC Form	20-F
Period End date	Dec. 31, 2019
Fiscal Year End	--12-31
Number of common stock shares outstanding	0
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Interactive Data Current	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Shell Company	false
Emerging Growth Company	false
Document Registration Statement	false
Document Annual Report	true
Document Period Start Date	Jan. 01, 2019
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-51848
Entity Address, Address Line One	700 – 1199 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 3T5
Entity Address, Country	CA
Contact Personnel Name	Hector Bremner
Contact Personnel Email Address	hector.bremner@avricorehealth.com
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	A1
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY